Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure For Earnings Per Share [Abstract]
Schedule of earnings per share
	2017	2016	2015
Basic loss available to holders of common shares	$(47,855)	$(25,361)	$(246,228)
Effect of dilutive securities:	—	—	—
Diluted loss	$(47,855)	$(25,361)	$(246,228)

	Number of Shares
	2017	2016	2015
Weighted average number of common shares outstanding – basic	12,544,141	12,628,454	12,628,454
Effect of dilutive securities:
Options	—	—	—
Weighted average number of common shares outstanding – diluted	12,544,141	12,628,454	12,628,454